Quarterly Holdings Report
for

Fidelity® Municipal Income Fund

March 31, 2019

HIY-QTLY-0519
1.815010.114

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	2,565	3,029
Birmingham Gen. Oblig. Series 2013 A, 5% 3/1/32	2,900	3,196
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	$2,550	$2,972
5% 4/1/26	2,400	2,851
Montgomery Med. Clinic Facilities 5% 3/1/33	4,140	4,573

TOTAL ALABAMA		16,621

Arizona - 1.6%
Arizona Ctfs. of Prtn. Series 2010 A:
5.25% 10/1/26 (FSA Insured)	2,540	2,587
5.25% 10/1/28 (FSA Insured)	8,235	8,387
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 2.684%, tender 1/1/37 (a)(b)	2,485	2,382
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	910	992
5% 5/1/51	910	989
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,080	2,504
5% 7/1/31	3,105	3,718
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	235	246
5% 7/1/48	295	304
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A:
5% 1/1/32	8,280	9,807
5% 1/1/33	4,965	5,862
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	740	754
6% 1/1/48 (c)	4,540	4,650
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/22 (d)	830	914
Series 2017 A 5% 7/1/36 (d)	1,450	1,683
Series 2017 A:
5% 7/1/33 (d)	910	1,067
5% 7/1/37 (d)	1,075	1,242
Series 2017 B:
5% 7/1/29	2,070	2,535
5% 7/1/33	2,900	3,470
5% 7/1/36	3,310	3,915
5% 7/1/37	2,070	2,438
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C, 5% 7/1/23	1,655	1,779
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	830	914
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007:
5.25% 12/1/21	2,900	3,142
5.5% 12/1/29	7,370	9,264
5.25% 12/1/22	1,240	1,375
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	870	907
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.):
Series 2017 A:
6.125% 10/1/47 (c)	440	484
6.125% 10/1/52 (c)	440	483
Series 2017 B, 6% 10/1/37 (c)	220	244

TOTAL ARIZONA		79,038

California - 3.5%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,250	2,578
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series B, 2.85%, tender 4/1/25 (a)	6,840	7,144
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	3,540	3,461
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	100	100
Series 2009, 6% 4/1/38	6,470	6,475
5.25% 12/1/33	150	150
5.25% 4/1/35	7,975	8,716
5.5% 4/1/28	10	10
5.5% 4/1/30	5	5
5.5% 3/1/40	5,710	5,886
5.6% 3/1/36	2,440	2,519
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	7,450	7,520
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018, 5% 5/15/38	7,200	8,261
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/26	1,985	2,243
5% 6/1/28	5,110	5,745
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/22	3,395	3,704
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,050
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1:
5% 6/1/23	3,140	3,500
5% 6/1/24	1,770	1,999
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (FSA Insured)	4,100	3,250
0% 11/1/30 (FSA Insured)	4,140	3,034
Long Beach Unified School District Series 2009, 5.5% 8/1/29	155	157
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/19 (AMBAC Insured)	2,105	2,110
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/25	1,205	1,325
5% 3/1/27	1,655	1,816
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36 (Pre-Refunded to 3/15/20 @ 100)	3,310	3,434
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745	2,851
Oakland Gen. Oblig. Series 2012, 5% 1/15/28	3,595	3,813
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	1,450	1,681
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,885	3,290
Series 2011, 0% 8/1/46	950	338
Series B:
0% 8/1/37	6,455	3,502
0% 8/1/39	19,705	9,825
Poway Unified School District Pub. Fing.:
5% 9/1/24	825	927
5% 9/1/26	1,050	1,185
5% 9/1/29	2,185	2,426
5% 9/1/31	985	1,087
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,451
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,145	3,185
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	2,980	1,890
Series 2008 E, 0% 7/1/47 (e)	7,205	5,241
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 B, 5% 5/1/49	3,765	4,485
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	3,815	4,314
5% 6/1/31	4,790	5,362
San Marcos Unified School District Series 2010 B, 0% 8/1/47	17,635	6,399
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,495	3,872
Union Elementary School District Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,169
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	2,485	2,732
Washington Township Health Care District Gen. Oblig.:
Series 2013 A, 5.5% 8/1/38	3,725	4,368
Series 2013 B, 5.5% 8/1/38	830	974
Washington Township Health Care District Rev.:
Series 2009 A, 5.75% 7/1/24	1,450	1,463
Series 2010 A:
5.25% 7/1/30	910	948
5.5% 7/1/38	3,160	3,288
West Contra Costa Unified School District Series 2012, 5% 8/1/26	1,655	1,837

TOTAL CALIFORNIA		172,095

Colorado - 1.3%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	2,080	2,314
5% 10/1/43	2,600	2,856
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	1,365	1,437
4% 9/1/36	1,075	1,128
5% 9/1/46	6,045	6,733
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series B, 0% 7/15/20 (Escrowed to Maturity)	5,795	5,675
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (d)	1,885	2,142
5% 11/15/26 (d)	2,855	3,433
5% 11/15/27 (d)	2,440	2,979
Series 2018 A:
5% 12/1/34 (d)	4,245	5,388
5% 12/1/36 (d)	4,140	4,890
5% 12/1/37 (d)	8,280	9,745
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,240	10,922
Series 2010 C:
5.25% 9/1/25	830	866
5.375% 9/1/26	830	867

TOTAL COLORADO		61,375

Connecticut - 1.4%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/25	1,390	1,618
Series 2016 B:
5% 5/15/25	9,080	10,553
5% 5/15/26	5,095	6,007
Series 2018 F:
5% 9/15/23	2,150	2,426
5% 9/15/24	2,690	3,094
5% 9/15/25	2,700	3,158
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	415	493
5% 7/1/27	290	350
5% 7/1/28	525	629
5% 7/1/29	330	393
Bonds Series U2, 2%, tender 2/8/22 (a)	15,000	15,149
Series 2016 K, 4% 7/1/46	7,315	7,473
Series K1:
5% 7/1/27	415	485
5% 7/1/29	1,060	1,241
5% 7/1/30	830	964
5% 7/1/33	1,325	1,511
5% 7/1/34	620	704
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	660	670
Hbr. Point Infra Impt. District Series 2017:
5% 4/1/30 (c)	3,785	4,220
5% 4/1/39 (c)	4,865	5,202
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (FSA Insured)	885	1,049

TOTAL CONNECTICUT		67,389

District Of Columbia - 0.9%
District of Columbia Gen. Oblig. Series 2019 A, 5% 10/15/44	12,000	14,351
District of Columbia Rev. Series B, 4.75% 6/1/32	2,235	2,303
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2017 A:
5% 10/1/28 (d)	5,505	6,655
5% 10/1/29 (d)	6,690	8,041
5% 10/1/31 (d)	1,200	1,426
5% 10/1/32 (d)	1,855	2,195
5% 10/1/33 (d)	910	1,073
5% 10/1/35 (d)	2,070	2,425
5% 10/1/42 (d)	4,140	4,757

TOTAL DISTRICT OF COLUMBIA		43,226

Florida - 11.2%
Brevard County School Board Ctfs. of Prtn. Series 2015 C:
5% 7/1/25	1,655	1,960
5% 7/1/26	1,450	1,700
5% 7/1/28	1,445	1,684
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (d)	800	885
Series 2012 Q1, 5% 10/1/25	4,315	4,816
Series 2017:
5% 10/1/25 (d)	205	241
5% 10/1/26 (d)	830	992
5% 10/1/27 (d)	830	1,006
5% 10/1/29 (d)	2,200	2,633
5% 10/1/30 (d)	610	725
5% 10/1/32 (d)	2,900	3,417
5% 10/1/33 (d)	1,080	1,268
5% 10/1/34 (d)	1,055	1,235
5% 10/1/35 (d)	1,240	1,447
5% 10/1/36 (d)	1,655	1,924
5% 10/1/37 (d)	1,865	2,161
5% 10/1/42 (d)	3,520	4,033
5% 10/1/47 (d)	4,965	5,663
Series A:
5% 10/1/23 (d)	1,180	1,336
5% 10/1/28 (d)	2,485	2,887
5% 10/1/30 (d)	2,900	3,339
5% 10/1/31 (d)	2,485	2,850
5% 10/1/32 (d)	2,320	2,650
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	555	659
(Broward County School District) Series 2012 A, 5% 7/1/24	1,795	1,971
Series 2012 A:
5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	1,845	2,041
5% 7/1/27	4,715	5,139
Series 2015 A:
5% 7/1/24	1,855	2,153
5% 7/1/27	830	970
Series 2015 B, 5% 7/1/24	2,280	2,646
Series 2016, 5% 7/1/32	1,820	2,121
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	1,420	1,428
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	9,550	10,342
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	1,705	1,987
5% 7/1/32	10,120	11,673
Series 2016 A, 5% 7/1/33	1,110	1,294
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2011 E, 5% 6/1/24	5,464	5,865
Series 2011 F, 5% 6/1/23	5,025	5,400
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	5,300	5,907
Series 2015 C:
5% 10/1/30	2,705	3,044
5% 10/1/40	1,655	1,810
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,810	2,158
5% 10/1/31	1,975	2,344
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	3,065	3,377
Series 2015 B:
5% 10/1/28	830	976
5% 10/1/30	1,490	1,739
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (d)	830	939
Series 2016:
5% 10/1/20 (d)	165	173
5% 10/1/21 (d)	1,280	1,379
5% 10/1/22 (d)	830	918
5% 10/1/24 (d)	2,485	2,871
5% 10/1/26 (d)	1,405	1,679
5% 10/1/27 (d)	830	1,006
Series 2017 A:
5% 10/1/24 (d)	1,925	2,224
5% 10/1/25 (d)	830	976
5% 10/1/27 (d)	1,655	2,005
5% 10/1/29 (d)	2,485	2,974
5% 10/1/30 (d)	2,665	3,173
5% 10/1/32 (d)	5,590	6,590
5% 10/1/34 (d)	4,965	5,815
5% 10/1/35 (d)	6,565	7,665
5% 10/1/36 (d)	6,210	7,224
5% 10/1/37 (d)	5,175	6,000
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	1,165	1,251
5% 6/1/24	230	261
Highlands County Health Facilities Auth. Rev. Series 2008:
6% 11/15/37	10,740	11,026
6% 11/15/37 (Pre-Refunded to 11/15/19 @ 100)	25	26
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	830	920
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured)	830	945
5% 6/1/28 (FSA Insured)	830	941
5% 6/1/30 (FSA Insured)	1,865	2,095
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	5,225	5,585
Miami-Dade County Aviation Rev.:
Series 2010, 5.5% 10/1/30 (Pre-Refunded to 10/1/20 @ 100)	2,515	2,663
Series 2012 A:
5% 10/1/21 (d)	1,575	1,696
5% 10/1/22 (d)	830	917
5% 10/1/23 (d)	6,375	7,069
5% 10/1/24 (d)	7,490	8,287
5% 10/1/30 (d)	5,810	6,340
5% 10/1/31 (d)	3,310	3,604
Series 2014 A:
5% 10/1/28 (d)	4,140	4,723
5% 10/1/33 (d)	6,940	7,780
5% 10/1/36 (d)	13,125	14,599
Series 2015 A:
5% 10/1/29 (d)	1,310	1,516
5% 10/1/31 (d)	1,100	1,260
5% 10/1/35 (d)	4,555	5,079
Series 2016 A:
5% 10/1/29	1,200	1,434
5% 10/1/31	1,450	1,712
Series 2017 B, 5% 10/1/40 (d)	10,760	12,346
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	3,105	3,423
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	2,900	3,221
Series 2014 B:
5% 7/1/26	2,070	2,386
5% 7/1/27	1,450	1,663
5% 7/1/28	830	951
Series A:
5% 7/1/32	3,560	4,174
5% 7/1/33	3,020	3,530
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2011 B, 5.625% 5/1/31	5,465	5,852
Series 2015 A:
5% 5/1/26	4,555	5,313
5% 5/1/27 (FSA Insured)	645	753
5% 5/1/28	9,695	11,217
5% 5/1/29	3,375	3,895
Series 2015 B:
5% 5/1/26	7,035	8,205
5% 5/1/27	18,320	21,273
Series 2016 A:
5% 5/1/30	6,225	7,230
5% 5/1/32	8,280	9,525
Series 2016 B, 5% 8/1/26	8,960	10,738
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/42	1,820	1,968
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42	9,975	10,586
Series 2016 A:
5% 10/1/39	2,200	2,495
5% 10/1/44	1,605	1,803
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30	8,280	9,616
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B, 5% 10/1/33	1,750	1,750
Series 2012 A, 5% 10/1/25	910	1,093
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/21 (d)	995	1,072
5% 10/1/23 (d)	1,095	1,239
5% 10/1/24 (d)	1,140	1,317
5% 10/1/27 (d)	830	987
5% 10/1/29 (d)	860	1,012
5% 10/1/30 (d)	1,530	1,793
5% 10/1/31 (d)	1,075	1,253
5% 10/1/32 (d)	1,655	1,922
5% 10/1/33 (d)	3,555	4,116
5% 10/1/34 (d)	3,730	4,306
5% 10/1/35 (d)	3,930	4,524
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/22	555	612
5% 12/1/23	1,155	1,296
5% 12/1/24	1,265	1,447
5% 12/1/25	445	505
5% 12/1/31	415	461
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	3,905	4,582
5% 8/1/29	4,965	5,806
5% 8/1/31	13,725	15,908
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	4,140	4,905
5% 10/1/32	5,190	6,041
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A:
6% 4/1/29	1,160	1,163
6.25% 4/1/39	2,730	2,737
Series 2010, 5.25% 10/1/34	2,900	2,992
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	2,070	2,218
5% 8/15/26	2,815	3,384
5% 8/15/27	1,865	2,279
5% 8/15/28	1,240	1,511
5% 8/15/30	2,685	3,231
5% 8/15/31	2,590	3,096
5% 8/15/32	1,930	2,296
5% 8/15/34	5,360	6,325
5% 8/15/35	3,555	4,176
5% 8/15/42	5,465	6,274
5% 8/15/47	8,115	9,293
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	910	1,003
Series 2015 A, 5% 12/1/40	1,820	1,996
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A:
5% 9/1/22	1,905	2,105
5% 9/1/25	340	374
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	830	971
5% 8/1/32 (Build America Mutual Assurance Insured)	4,140	4,761
(Master Lease Prog.) Series 2014 B:
5% 8/1/25	1,470	1,700
5% 8/1/26	280	323

TOTAL FLORIDA		547,554

Georgia - 1.7%
Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/27	830	980
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 1997 1, 2.05%, tender 11/19/21 (a)	1,655	1,643
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	6,290	6,286
2.2%, tender 4/2/19 (a)	2,485	2,485
2.2%, tender 4/2/19 (a)	5,380	5,380
2.2%, tender 4/2/19 (a)	3,395	3,395
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	2,485	2,678
Fulton County Dev. Auth. Rev. Series 2019:
4% 6/15/49 (f)	1,515	1,621
5% 6/15/52 (f)	5,540	6,514
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/24	5,380	5,694
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	2,835	3,144
5% 10/1/23	3,310	3,666
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	1,860	1,884
5% 8/1/39	1,705	1,883
5% 8/1/43	2,275	2,524
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	21,230	22,895
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,585	1,610
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/25	2,900	3,309
5% 4/1/30	1,655	1,855
5% 4/1/44	3,160	3,435

TOTAL GEORGIA		82,881

Hawaii - 0.8%
Hawaii Arpts. Sys. Rev.:
Series 2015 A:
5% 7/1/41 (d)	6,210	6,934
5% 7/1/45 (d)	16,455	18,334
Series 2018 A:
5% 7/1/29 (d)	1,055	1,283
5% 7/1/30 (d)	1,240	1,496
5% 7/1/31 (d)	1,215	1,455
5% 7/1/32 (d)	1,240	1,478
5% 7/1/33 (d)	1,265	1,502
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/22 (d)	1,305	1,431
5.25% 8/1/24 (d)	1,655	1,874
5.25% 8/1/25 (d)	2,070	2,328

TOTAL HAWAII		38,115

Illinois - 23.8%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,446
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,615	1,520
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,960	1,807
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,975	2,105
Series 2010 F, 5% 12/1/20	1,070	1,110
Series 2011 A:
5% 12/1/41	4,790	4,886
5.25% 12/1/41	2,965	3,043
5.5% 12/1/39	6,540	6,761
Series 2012 A, 5% 12/1/42	7,630	7,829
Series 2015 C, 5.25% 12/1/39	1,405	1,479
Series 2016 B, 6.5% 12/1/46	660	757
Series 2017 A, 7% 12/1/46 (c)	2,320	2,805
Series 2017 C:
5% 12/1/22	2,175	2,305
5% 12/1/23	1,880	2,008
5% 12/1/24	4,770	5,122
5% 12/1/25	2,725	2,944
5% 12/1/26	800	869
5% 12/1/30	2,105	2,295
Series 2017 D:
5% 12/1/23	2,460	2,628
5% 12/1/24	1,030	1,106
5% 12/1/31	2,485	2,697
Series 2018 A:
5% 12/1/25	830	897
5% 12/1/26	830	902
5% 12/1/28	3,915	4,277
5% 12/1/30	1,655	1,810
5% 12/1/32	950	1,030
5% 12/1/35	830	890
Series 2018 C, 5% 12/1/46	3,250	3,406
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/27 (d)	8,550	9,544
5% 1/1/28 (d)	15,855	17,645
5% 1/1/33 (d)	4,450	4,885
5% 1/1/34 (d)	2,150	2,355
Series 2016 A, 5% 1/1/28 (d)	1,655	1,905
Series 2016 B:
4% 1/1/35	1,305	1,375
5% 1/1/36	1,655	1,883
5% 1/1/37	2,235	2,534
5% 1/1/46	5,865	6,554
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 B, 5% 1/1/27	5,195	5,783
Series 2013 D, 5% 1/1/27	2,650	2,950
Series 2015 A:
5% 1/1/31 (d)	5,000	5,635
5% 1/1/32 (d)	10,100	11,336
Series 2015 C:
5% 1/1/24 (d)	1,190	1,351
5% 1/1/46 (d)	1,985	2,180
Series 2016 B, 5% 1/1/34	5,050	5,777
Series 2016 C:
5% 1/1/33	2,255	2,587
5% 1/1/34	2,610	2,986
Series 2016 G:
5% 1/1/37 (d)	1,655	1,885
5% 1/1/42 (d)	1,655	1,861
5.25% 1/1/29 (d)	290	346
5.25% 1/1/31 (d)	330	389
Series 2017 A, 5% 1/1/31	2,925	3,438
Series 2017 B:
5% 1/1/35	1,740	2,014
5% 1/1/37	7,080	8,143
Series 2017 C:
5% 1/1/30	495	586
5% 1/1/31	495	582
5% 1/1/32	540	631
Series 2017 D:
5% 1/1/28 (d)	2,475	2,927
5% 1/1/29 (d)	2,070	2,430
5% 1/1/32 (d)	2,235	2,584
5% 1/1/34 (d)	3,360	3,863
5% 1/1/35 (d)	2,485	2,849
5% 1/1/36 (d)	3,090	3,531
5% 1/1/37 (d)	1,655	1,885
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (d)	2,185	2,473
5% 7/1/48 (d)	9,030	10,117
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	14,900	16,414
Series 2017, 5% 12/1/46	3,395	3,734
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	1,670	1,817
5% 6/1/23	1,505	1,672
5% 6/1/24	255	289
5% 6/1/25	255	293
5% 6/1/26	205	239
Cook County Forest Preservation District:
Series 2012 A, 5% 11/15/22	1,655	1,802
Series 2012 C, 5% 12/15/21	830	886
Cook County Gen. Oblig.:
Series 2010 A:
5.25% 11/15/22	570	599
5.25% 11/15/33	14,925	15,548
Series 2010 G, 5% 11/15/25	2,815	2,935
Series 2012 C, 5% 11/15/24	9,190	10,067
Series 2016 A:
5% 11/15/26	4,420	5,099
5% 11/15/27	2,320	2,658
5% 11/15/28	3,020	3,437
5% 11/15/29	3,760	4,252
5% 11/15/30	4,140	4,670
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2017, 5% 2/1/25	745	858
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	540	634
5% 8/1/30	760	886
5% 8/1/32	1,015	1,172
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	830	885
5% 10/1/29	830	981
5% 10/1/30	830	975
5% 10/1/35	1,655	1,908
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	25,725	26,477
5% 5/15/43	34,525	39,322
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	25,025	25,954
5.375% 5/15/30	6,020	6,218
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	950	983
4% 2/15/33	225	244
5% 2/15/25	190	223
5% 2/15/26	2,525	3,018
5% 2/15/29	5,110	6,125
5% 2/15/36	1,160	1,339
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	830	907
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	415	465
Series 2009, 5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	1,545	1,615
Series 2010, 5.25% 5/1/25	5,795	6,015
Series 2012 A:
5% 5/15/20	415	430
5% 5/15/22	1,805	1,978
5% 5/15/23	250	274
Series 2012:
4% 9/1/32	7,265	7,532
5% 9/1/32	1,575	1,714
5% 9/1/38	21,730	23,432
5% 11/15/43	4,315	4,567
Series 2013:
5% 11/15/24	415	458
5% 11/15/27	85	93
5% 11/15/28	2,380	2,595
5% 11/15/29	1,160	1,262
5% 5/15/43	9,775	10,281
Series 2014, 5% 8/1/38	11,050	12,261
Series 2015 A:
5% 11/15/21	495	536
5% 11/15/35	1,985	2,232
5% 11/15/45	2,670	2,920
Series 2015 B, 5% 11/15/27	2,615	3,025
Series 2015 C:
4.125% 8/15/37	735	749
5% 8/15/35	6,175	6,860
5% 8/15/44	30,175	32,971
Series 2016 A:
5% 8/15/22	830	901
5% 7/1/24	1,155	1,327
5% 8/15/25	1,970	2,256
5% 8/15/26	2,635	3,058
5% 7/1/28	1,020	1,199
5% 2/15/29	4,255	4,918
5% 2/15/30	4,490	5,164
5% 7/1/30	590	685
5% 2/15/31	3,620	4,137
5% 7/1/31	1,040	1,197
5% 2/15/32	3,520	4,002
5% 7/1/33	540	615
5% 7/1/34	4,140	4,696
5% 8/15/34	535	598
5% 8/15/35	420	468
5% 7/1/36	2,140	2,409
5% 8/15/36	1,685	1,872
5.25% 8/15/27	1,865	2,190
5.25% 8/15/28	2,395	2,800
5.25% 8/15/30	1,840	2,131
5.25% 8/15/31	495	570
Series 2016 B:
5% 8/15/31	6,095	7,163
5% 8/15/32	5,000	5,837
5% 8/15/34	6,220	7,212
5% 8/15/36	8,680	9,975
Series 2016 C:
3.75% 2/15/34	1,215	1,258
4% 2/15/36	5,160	5,526
4% 2/15/41 (Pre-Refunded to 2/15/41 @ 100)	14,810	15,461
5% 2/15/22	1,095	1,197
5% 2/15/24	555	637
5% 2/15/30	6,425	7,642
5% 2/15/31	12,595	14,873
5% 2/15/32	3,660	4,300
5% 2/15/34	2,920	3,400
5% 2/15/41	8,845	10,064
Series 2016:
5% 5/15/29	1,040	1,210
5% 12/1/29	1,420	1,640
5% 5/15/30	2,200	2,539
5% 12/1/46	3,865	4,216
Series 2017 A:
5% 1/1/36	1,860	2,090
5% 8/1/42	730	799
Series 2017:
5% 7/1/26	1,450	1,760
5% 1/1/29	2,775	3,347
5% 7/1/33	5,640	6,636
5% 7/1/34	4,640	5,449
5% 7/1/35	3,900	4,573
Series 2018 A:
4.25% 1/1/44	2,465	2,552
5% 1/1/44	14,900	16,518
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	2,565	2,621
Series 2012 A, 4% 1/1/23	2,090	2,141
Series 2012:
5% 8/1/21	1,985	2,096
5% 3/1/23	4,265	4,518
5% 8/1/23	3,810	4,118
Series 2013:
5% 1/1/22	2,420	2,458
5.5% 7/1/24	830	906
5.5% 7/1/25	4,315	4,686
Series 2014:
5% 2/1/22	880	935
5% 2/1/23	3,665	3,931
5% 2/1/25	3,005	3,214
5% 2/1/26	2,270	2,423
5% 4/1/28	1,895	2,016
5% 5/1/28	1,780	1,894
5.25% 2/1/31	360	382
Series 2016:
5% 2/1/23	1,500	1,609
5% 2/1/24	8,285	8,979
5% 6/1/25	7,295	8,008
5% 11/1/25	2,485	2,740
5% 6/1/26	995	1,095
5% 2/1/27	9,975	11,012
Series 2017 D:
5% 11/1/22	19,770	21,315
5% 11/1/23	20,695	22,447
5% 11/1/24	28,975	31,687
5% 11/1/25	28,795	31,745
5% 11/1/26	8,690	9,591
5% 11/1/27	2,900	3,217
Series 2019 B:
5% 9/1/21 (f)	3,990	4,218
5% 9/1/22 (f)	3,915	4,206
5% 9/1/23 (f)	3,990	4,316
5% 9/1/24 (f)	3,990	4,354
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/25	6,715	7,802
5% 2/1/26	8,585	10,056
5% 2/1/31	3,370	3,879
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A:
5% 1/1/37	3,020	3,423
5% 1/1/40	12,915	14,542
Series 2015 B, 5% 1/1/40	7,205	8,150
Series 2016 A:
5% 12/1/31	5,825	6,742
5% 12/1/32	8,525	9,839
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	1,655	1,636
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/21 (AMBAC Insured)	2,560	2,414
0% 12/1/21 (Escrowed to Maturity)	1,575	1,508
6.5% 1/1/20 (AMBAC Insured)	2,600	2,692
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	5,795	6,583
5% 2/1/35	4,140	4,691
5% 2/1/36	7,120	8,045
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,436
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,220	3,746
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,990	2,902
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	5,473
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,215	4,637
Series 2010 B1:
0% 6/15/43 (FSA Insured)	41,985	15,455
0% 6/15/44 (FSA Insured)	48,430	17,081
0% 6/15/45 (FSA Insured)	25,250	8,514
0% 6/15/47 (FSA Insured)	3,000	919
Series 2012 B, 0% 12/15/51	10,845	2,437
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	958
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,560	2,166
Series 1993:
0% 6/15/19	2,300	2,289
0% 6/15/19 (Escrowed to Maturity)	470	468
Series 1996 A, 0% 6/15/24	2,535	2,183
Series 2002, 5.5% 6/15/20	220	221
Series 2017 B:
5% 12/15/25	830	920
5% 12/15/26	2,755	3,063
5% 12/15/27	295	330
5% 12/15/31	560	621
5% 12/15/34	330	362
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,785	1,755
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	4,140	4,877
5% 6/1/28	2,275	2,668
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,625	6,485
Series 1999 A:
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,325	1,297
0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,110	3,936
Series 2010 A:
5% 4/1/25	5,070	5,216
5.25% 4/1/30	3,475	3,578
Series 2013:
6% 10/1/42	4,555	5,150
6.25% 10/1/38	4,495	5,141
Series 2018 A, 5% 4/1/30	3,425	4,096
Will County Cmnty. Unit School District #365-U:
Series 2007 B, 0% 11/1/26 (FSA Insured)	5,095	4,203
Series 2012, 0% 11/1/25	985	834
0% 11/1/19 (Escrowed to Maturity)	1,215	1,203
0% 11/1/19 (FSA Insured)	7,790	7,712
Will County Illinois Series 2016:
5% 11/15/31	1,340	1,553
5% 11/15/32	1,020	1,179
5% 11/15/33	1,240	1,427
5% 11/15/34	1,240	1,424

TOTAL ILLINOIS		1,168,180

Indiana - 1.4%
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,195	5,997
Indiana Fin. Auth. Rev.:
Series 2012:
5% 3/1/30	3,790	4,091
5% 3/1/41	6,920	7,389
Series 2015 A, 5.25% 2/1/32	5,845	6,903
Series 2016:
4% 9/1/21	330	347
5% 9/1/22	250	276
5% 9/1/23	375	424
5% 9/1/24	560	647
5% 9/1/26	1,075	1,288
5% 9/1/27	540	643
5% 9/1/28	2,535	3,002
5% 9/1/29	1,240	1,458
5% 9/1/30	1,160	1,354
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	330	369
5% 10/1/26	2,105	2,346
Series 2015 A, 5% 10/1/30	3,990	4,589
Series 2011 A, 5.25% 10/1/25	1,450	1,574
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49 (f)	4,655	5,475
Series 2016:
4% 1/1/32 (d)	830	882
4% 1/1/33 (d)	830	877
4% 1/1/34 (d)	830	874
4% 1/1/35 (d)	2,300	2,414
5% 1/1/26 (d)	875	1,029
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30	1,700	1,884
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	995	1,212
5% 7/1/35	1,960	2,378
5% 7/1/36	2,130	2,573
5% 7/1/37	1,970	2,370
5% 7/1/38	2,600	3,119
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,610	1,667

TOTAL INDIANA		69,451

Iowa - 0.1%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	1,145	1,219
5% 5/15/48	2,670	2,836

TOTAL IOWA		4,055

Kansas - 0.6%
Kansas Dev. Fin. Agcy. Series 2009:
5.75% 11/15/38 (Pre-Refunded to 11/15/19 @ 100)	230	236
5.75% 11/15/38 (Pre-Refunded to 11/15/19 @ 100)	10,120	10,383
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,540	1,703
5% 9/1/25	3,310	3,655
5% 9/1/26	1,615	1,782
Series 2016 A:
5% 9/1/40	3,740	4,209
5% 9/1/45	5,630	6,316

TOTAL KANSAS		28,284

Kentucky - 1.0%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/21	540	569
5% 1/1/22	600	655
5% 1/1/23	350	393
5% 1/1/28	1,310	1,557
5% 1/1/31	1,240	1,445
5% 1/1/32	1,240	1,438
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017 A, 5% 12/1/47 (FSA Insured)	1,340	1,451
Kentucky State Property & Buildings Commission Rev. (Proj. No. 119) Series 2018:
5% 5/1/26	830	971
5% 5/1/27	2,435	2,880
5% 5/1/29	4,510	5,387
5% 5/1/32	1,185	1,400
5% 5/1/33	915	1,078
5% 5/1/34	1,045	1,225
5% 5/1/35	615	710
5% 5/1/36	520	598
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,815	3,179
5.75% 10/1/38	7,255	8,228
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28	615	668
5% 12/1/29	3,645	3,947
5% 12/1/30	600	647
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	2,485	2,653
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	6,730	6,821

TOTAL KENTUCKY		47,900

Louisiana - 1.0%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,950	2,167
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	1,240	1,444
5% 12/15/25	2,585	3,067
5% 12/15/26	1,045	1,260
5% 12/15/28	1,655	1,968
5% 12/15/29	1,175	1,384
5% 12/15/30	2,320	2,708
Series 2018 E:
5% 7/1/37	1,615	1,874
5% 7/1/38	1,260	1,458
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/27 (d)	1,160	1,319
5% 1/1/29 (d)	4,295	4,838
5% 1/1/30 (d)	5,795	6,501
5% 1/1/31 (d)	2,070	2,314
5% 1/1/40 (d)	6,860	7,542
Series 2017 B:
5% 1/1/27 (d)	330	389
5% 1/1/28 (d)	205	241
5% 1/1/32 (d)	330	379
5% 1/1/33 (d)	580	662
5% 1/1/34 (d)	180	205
5% 1/1/35 (d)	330	375
Series 2017 D2:
5% 1/1/27 (d)	415	490
5% 1/1/28 (d)	595	699
5% 1/1/31 (d)	530	612
5% 1/1/33 (d)	850	971
5% 1/1/34 (d)	1,020	1,161
5% 1/1/36 (d)	775	878
5% 1/1/37 (d)	1,275	1,437

TOTAL LOUISIANA		48,343

Maine - 1.1%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	3,140	3,323
Series 2013, 5% 7/1/25	1,475	1,613
Series 2016 A:
4% 7/1/41	1,910	1,926
4% 7/1/46	3,180	3,196
5% 7/1/41	8,620	9,355
5% 7/1/46	22,975	24,892
Series 2017 B:
4% 7/1/25	375	416
4% 7/1/31	580	625
4% 7/1/32	415	444
4% 7/1/34	835	888
5% 7/1/26	270	321
5% 7/1/28	420	503
5% 7/1/29	330	392
5% 7/1/33	830	966
5% 7/1/35	630	729
Series 2017 D, 5.75% 7/1/38	135	135
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	870	1,006
5% 7/1/36	2,150	2,459
5% 7/1/38	555	631

TOTAL MAINE		53,820

Maryland - 0.6%
Baltimore Proj. Rev. (Wtr. Projs.) Series 2009 A:
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	155	156
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	260	262
City of Westminster Series 2016:
5% 11/1/27	2,150	2,450
5% 11/1/28	2,275	2,583
5% 11/1/29	2,410	2,715
5% 11/1/30	2,555	2,856
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	1,035	1,225
5% 6/1/35	1,655	1,904
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/41 (d)	1,505	1,637
5% 3/31/46 (d)	2,485	2,691
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	2,645	2,979
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5.25% 7/1/21	830	832
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,785	2,926
Series 2015, 5% 7/1/24	625	715
Series 2016 A:
4% 7/1/42	1,430	1,461
5% 7/1/35	575	647
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24	1,455	1,455
3% 11/1/25	1,070	1,065
5% 11/1/30	375	412

TOTAL MARYLAND		30,971

Massachusetts - 2.1%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp. MA. Proj.) Series 2017:
5% 7/1/25	170	190
5% 7/1/29	590	664
5% 7/1/30	630	704
5% 7/1/31	665	738
5% 7/1/32	830	917
5% 7/1/34	830	913
5% 7/1/37	830	904
5% 7/1/42	745	802
(Lawrence Gen. Hosp.) Series 2017:
5% 7/1/19	230	231
5% 7/1/20	370	381
5% 7/1/21	380	400
5% 7/1/47	1,160	1,245
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,360	1,544
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	3,210	3,881
5% 7/1/32	11,870	14,204
5% 7/1/34	3,500	4,154
Series 2017, 4% 7/1/41	8,280	8,737
(Tufts Med. Ctr. Proj.) Series 2011, 6.75% 1/1/36 (Pre-Refunded to 1/1/21 @ 100)	1,310	1,425
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	830	848
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	830	967
5% 10/1/28	875	1,016
5% 10/1/29	920	1,063
5% 10/1/31	1,015	1,157
5% 10/1/32	1,065	1,207
Series 2016:
5% 10/1/29	830	997
5% 10/1/30	1,240	1,479
5% 7/1/31	1,385	1,589
5% 10/1/31	1,340	1,586
5% 10/1/43	8,995	9,920
Series 2017:
5% 7/1/27	535	607
5% 7/1/34	1,325	1,518
5% 7/1/35	1,000	1,141
Series BB1, 5% 10/1/46	345	395
Massachusetts Edl. Fing. Auth. Rev. Series 2017 B, 4.25% 7/1/46 (d)	8,280	8,606
Massachusetts Gen. Oblig.:
Series 2016 B, 5% 7/1/31	2,005	2,377
Series 2017 A, 5% 4/1/36	1,750	2,067
Series 2017 D, 5% 2/1/33	4,460	5,307
Series 2017 F, 5% 11/1/46	2,485	2,899
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	890	894
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	1,740	2,052
5% 7/1/34	895	1,053
5% 7/1/38	1,300	1,512
Series 2016 B, 5% 7/1/43 (d)	7,110	8,063
Series 2017 A, 5% 7/1/25 (d)	1,500	1,767

TOTAL MASSACHUSETTS		104,121

Michigan - 2.0%
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/32 (FSA Insured)	1,000	1,095
Series A, 5% 7/1/34 (FSA Insured)	1,000	1,089
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/23	3,310	3,618
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	2,030	2,368
5% 7/1/48	8,725	10,158
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	1,955	2,268
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	2,485	2,681
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series 2015 I, 5% 4/15/30	4,140	4,857
Series 2016 I, 5% 4/15/24	245	284
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	2,570	2,997
(Trinity Health Proj.) Series 2017:
5% 12/1/35	1,585	1,862
5% 12/1/42	2,140	2,464
Series 2012 A:
5% 6/1/20 (Escrowed to Maturity)	1,695	1,760
5% 6/1/21 (Escrowed to Maturity)	290	310
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	2,900	3,201
Series 2012, 5% 11/15/42	8,595	9,196
Series 2015 MI, 5% 12/1/24	3,680	4,304
Series 2016, 5% 11/15/41	1,560	1,748
Series MI, 5.5% 12/1/27	3,930	4,737
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/32	1,240	1,479
Series 2012 A, 5% 6/1/26	1,655	1,810
Portage Pub. Schools Series 2016:
5% 11/1/30	2,365	2,795
5% 11/1/31	2,090	2,454
5% 11/1/36	205	237
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (d)	5,790	6,785
Series 2015 G, 5% 12/1/28 (d)	4,555	5,313
Series 2017 A:
4% 12/1/33 (FSA Insured)	1,230	1,337
4% 12/1/34 (FSA Insured)	1,020	1,100
4% 12/1/35 (FSA Insured)	995	1,073
4% 12/1/36 (FSA Insured)	1,035	1,112
5% 12/1/31	310	367
5% 12/1/32	315	371
5% 12/1/34	580	682
5% 12/1/35	540	632
5% 12/1/37	355	411
Series 2017 B:
5% 12/1/29 (d)	495	585
5% 12/1/30 (d)	580	680
5% 12/1/31 (d)	660	768
5% 12/1/32 (d)	420	489
5% 12/1/32 (d)	540	625
5% 12/1/34 (d)	495	571
5% 12/1/35 (d)	540	621
5% 12/1/37 (d)	705	805
5% 12/1/42 (d)	830	937
Series 2018 D, 5% 12/1/29 (d)	3,645	4,396

TOTAL MICHIGAN		99,432

Minnesota - 0.3%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/48	6,000	6,768
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	2,345	2,654
Series 2017:
4% 5/1/21	415	433
5% 5/1/25	660	770
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	615	720
5% 10/1/45	1,370	1,529
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	990	1,108
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/44 (Pre-Refunded to 11/15/25 @ 100)	1,255	1,502

TOTAL MINNESOTA		15,484

Missouri - 0.7%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	580	663
5% 3/1/31	620	702
5% 3/1/36	1,240	1,378
Kansas City Spl. Oblig.:
5% 9/1/26	980	993
5% 9/1/27	405	410
5% 9/1/28	830	841
5% 9/1/29	830	841
5% 9/1/30	1,150	1,165
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	710	726
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	830	869
3.25% 2/1/28	830	873
4% 2/1/40	660	686
5% 2/1/29	1,025	1,192
5% 2/1/31	2,150	2,467
5% 2/1/33	2,375	2,706
5% 2/1/36	2,235	2,529
Missouri Health & Edl. Facilities Rev. Series 2019 A:
4% 10/1/48	2,850	2,996
5% 10/1/46	4,845	5,681
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5% 9/1/38	1,395	1,498
5.125% 9/1/48	2,460	2,639

TOTAL MISSOURI		31,855

Nebraska - 0.4%
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017:
4% 7/1/34	830	908
5% 7/1/36	570	668
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2019 B, 4% 9/1/49 (d)(f)	2,665	2,852
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	2,050	2,350
5% 1/1/40	935	1,064
Omaha Arpt. Auth. Arpt. Rev.:
Series 2017 A:
5% 12/15/22 (d)	620	690
5% 12/15/23 (d)	620	705
5% 12/15/25 (d)	330	389
5% 12/15/26 (d)	1,190	1,426
5% 12/15/27 (d)	830	990
5% 12/15/30 (d)	1,240	1,454
5% 12/15/31 (d)	650	758
5% 12/15/33 (d)	660	766
5% 12/15/35 (d)	1,655	1,913
5% 12/15/36 (d)	420	484
Series 2017 C, 5% 12/15/21 (d)	340	369

TOTAL NEBRASKA		17,786

Nevada - 0.5%
Clark County Arpt. Rev. (Sub Lien Proj.) Series 2017 A-1, 5% 7/1/21 (d)	5,770	6,158
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B:
5% 7/1/20 (d)	1,625	1,687
5% 7/1/22 (d)	1,865	2,043
5% 7/1/23 (d)	3,310	3,705
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	4,485	4,803
Series 2016 B, 5% 6/1/36	3,750	4,365

TOTAL NEVADA		22,761

New Hampshire - 1.7%
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	2,485	2,812
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	415	502
5% 8/1/30	830	987
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/29	705	845
(Partners Healthcare Sys., Inc. Proj.):
Series 2017:
5% 7/1/29	3,540	4,309
5% 7/1/34	4,415	5,240
Series 2017:
5% 7/1/30	2,125	2,569
5% 7/1/31	4,760	5,722
5% 7/1/32	3,185	3,811
5% 7/1/33	2,900	3,459
5% 7/1/35	4,635	5,476
5% 7/1/36	4,870	5,725
5% 7/1/37	4,290	5,017
Series 2017 B, 4.125% 7/1/24 (c)	1,750	1,756
Series 2017 C, 3.5% 7/1/22 (c)	550	551
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	310	322
Series 2012:
4% 7/1/32	2,295	2,369
5% 7/1/24	830	909
5% 7/1/25	980	1,072
5% 7/1/27	415	452
Series 2016:
3% 10/1/20	465	472
4% 10/1/38	2,010	2,057
5% 10/1/22	885	974
5% 10/1/24	1,755	2,020
5% 10/1/25	1,740	2,038
5% 10/1/29	5,525	6,438
5% 10/1/31	4,315	4,964
5% 10/1/33	3,355	3,775
5% 10/1/38	6,185	6,843
New Hampshire Tpk. Sys. Rev. Series 2012 B, 5% 2/1/24	1,470	1,601

TOTAL NEW HAMPSHIRE		85,087

New Jersey - 5.5%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (FSA Insured)	860	1,011
5% 7/1/30 (FSA Insured)	2,105	2,454
5% 7/1/32 (FSA Insured)	1,035	1,196
5% 7/1/33 (FSA Insured)	1,075	1,237
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	10,905	12,236
Series 2017 B, 5% 11/1/23	14,900	16,559
Series 2013 NN:
5% 3/1/26	4,125	4,468
5% 3/1/27	51,700	55,794
5% 3/1/29	2,055	2,207
Series 2013:
5% 3/1/24	14,900	16,256
5% 3/1/25	1,820	1,978
Series 2015 XX, 5.25% 6/15/27	14,075	15,860
Series 2016 AAA:
5.5% 6/15/31	1,655	1,895
5.5% 6/15/32	4,140	4,724
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.) Series 2017:
5% 10/1/21 (d)	1,240	1,321
5% 10/1/22 (d)	780	848
5% 10/1/23 (d)	1,240	1,371
5% 10/1/37 (d)	4,590	5,018
5% 10/1/47 (d)	7,450	8,063
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	1,740	1,998
5% 7/1/32	1,985	2,272
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/20	415	430
5% 7/1/21	275	293
5% 7/1/22	275	301
5% 7/1/23	970	1,084
5% 7/1/24	1,600	1,819
5% 7/1/25	1,660	1,917
5% 7/1/26	915	1,072
5% 7/1/26	275	322
5% 7/1/27	420	490
5% 7/1/27	620	747
5% 7/1/28	300	360
5% 7/1/29	580	671
5% 7/1/29	415	480
5% 7/1/30	690	792
5% 7/1/30	830	983
Series 2016:
4% 7/1/48	2,400	2,425
5% 7/1/41	2,865	3,123
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (d)	1,000	1,102
5% 12/1/23 (d)	1,675	1,883
5% 12/1/26 (d)	830	977
Series 2017 1B, 5% 12/1/21 (d)	1,060	1,142
Series 2018 B:
5% 12/1/25 (d)	3,495	4,063
5% 12/1/26 (d)	1,035	1,218
Series 2018 C, 4% 12/1/48 (d)	1,835	1,874
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/46	14,400	15,649
5.25% 6/15/43	29,900	33,332
Series 2001 A, 6% 6/15/35	3,230	3,464
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	330	365
Series 2014 AA, 5% 6/15/24	8,280	9,268
Series 2016 A:
5% 6/15/27	2,250	2,607
5% 6/15/28	9,150	10,534
5% 6/15/29	1,865	2,130
Series 2016 A-2, 5% 6/15/23	4,455	4,941

TOTAL NEW JERSEY		270,624

New York - 4.2%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	1,035	1,124
4% 7/1/34	1,035	1,119
Series 2017 4% 12/1/20 (c)	800	823
Series 2017:
4% 12/1/21 (c)	900	941
5% 12/1/22 (c)	1,400	1,534
5% 12/1/23 (c)	1,200	1,343
5% 12/1/24 (c)	1,100	1,254
5% 12/1/25 (c)	1,200	1,393
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	5,445	5,837
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	10,760	11,628
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	26,320	28,658
New York City Gen. Oblig.:
Series 2003 A, 5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5	5
Series 2009, 5.625% 4/1/29	120	120
Series 2012 A1, 5% 8/1/24	6,125	6,601
Series 2012 E, 5% 8/1/24	4,140	4,528
Series 2015 C, 5% 8/1/27	580	684
Series 2016 C and D, 5% 8/1/28	2,175	2,598
Series 2016 E, 5% 8/1/28	3,645	4,402
New York City Indl. Dev. Agcy. Rev. (Yankee Stadium Proj.) Series 2006, 5% 3/1/31	3,910	3,939
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2011 EE, 5.375% 6/15/43	17,505	18,544
Series 2012 EE, 5.25% 6/15/30	5,960	6,588
Series 2013 2, 5% 6/15/47	1,750	1,931
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	4,140	4,684
Series 2015 S2, 5% 7/15/35	1,465	1,699
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	4,635	5,113
New York Dorm. Auth. Revs. Series 2010 A, 5% 7/1/26	3,310	3,440
New York Dorm. Auth. Sales Tax Rev. Series 2016 A, 5% 3/15/34	5,630	6,647
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	25,250	27,845
Series 2012 F, 5% 11/15/24	10,265	11,362
Series 2014 B, 5% 11/15/44	8,280	9,046
Series 2015 A1, 5% 11/15/45	6,170	6,863
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	3,560	3,867
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	5,215	6,185
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	4,470	5,342
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	830	926
Rockland County Gen. Oblig. Series 2014 A:
4% 3/1/23 (FSA Insured)	930	1,012
4% 3/1/24 (FSA Insured)	1,140	1,262
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	4,140	4,783

TOTAL NEW YORK		205,670

North Carolina - 0.6%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	1,265	1,538
5% 7/1/33	1,040	1,245
5% 7/1/37	2,910	3,432
Series 2017 B:
5% 7/1/20 (d)	165	172
5% 7/1/21 (d)	175	187
5% 7/1/22 (d)	125	137
5% 7/1/23 (d)	135	152
5% 7/1/24 (d)	155	178
5% 7/1/25 (d)	85	100
5% 7/1/26 (d)	85	101
5% 7/1/27 (d)	160	194
5% 7/1/28 (d)	135	163
5% 7/1/29 (d)	195	234
5% 7/1/30 (d)	210	251
5% 7/1/31 (d)	395	468
5% 7/1/32 (d)	420	496
5% 7/1/33 (d)	440	517
5% 7/1/34 (d)	460	539
5% 7/1/35 (d)	315	368
5% 7/1/36 (d)	255	297
5% 7/1/37 (d)	300	348
5% 7/1/42 (d)	975	1,118
Series 2017 C, 4% 7/1/32	1,190	1,319
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	4,490	4,749
5% 11/1/30 (FSA Insured)	1,055	1,057
North Carolina Med. Care Cmnty. Health Series 2012 A, 5% 11/15/26	1,070	1,159
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	7,805	8,077
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	790	792

TOTAL NORTH CAROLINA		29,388

North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	4,430	4,544
McLean County Solid Waste Facilities Rev. (Great River Energy Projs.) Series 2010 B, 5.15% 7/1/40	1,905	1,966

TOTAL NORTH DAKOTA		6,510

Ohio - 1.9%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	7,285	8,213
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	2,475	2,886
5% 8/1/26	1,645	1,948
5% 8/1/27	2,060	2,474
5% 8/1/28	2,060	2,514
5% 8/1/29	4,130	4,999
5% 8/1/30	3,520	4,223
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	3,030	3,321
American Muni. Pwr., Inc. Rev.:
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	11,675	13,228
Series 2012 B:
5% 2/15/42	1,615	1,725
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	460	504
Columbus City School District 5% 12/1/29	1,740	2,082
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	3,470	3,629
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	5,525	6,212
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/25	2,975	3,334
5% 12/1/26	555	621
Lake County Hosp. Facilities Rev.:
Series 2015:
5% 8/15/29	1,160	1,326
5% 8/15/30	1,245	1,413
5.75% 8/15/38	135	135
6% 8/15/43	660	662
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	3,685	3,892
5% 2/15/44	4,415	4,614
5% 2/15/48	11,260	11,729
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	2,150	948
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/29	1,815	2,103
5% 2/15/34	370	417
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	3,725	4,283
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	620	651
5% 12/1/42	825	855

TOTAL OHIO		94,941

Oklahoma - 0.3%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017:
5% 9/1/26	2,305	2,758
5% 9/1/28	1,210	1,433
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	1,050	1,234
5% 10/1/29	1,160	1,359
5% 10/1/36	830	956
5% 10/1/39	1,655	1,902
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/22	415	451
5% 8/15/23	215	238
5% 8/15/33	910	1,040
5% 8/15/38	2,650	2,977
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	1,070	1,222

TOTAL OKLAHOMA		15,570

Oregon - 0.0%
Clackamas County Hosp. Facility Auth. (Willamette View Proj.) Series 2017 B, 3% 11/15/22	660	661
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	830	852
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	645	689

TOTAL OREGON		2,202

Pennsylvania - 6.8%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	6,065	6,142
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	830	1,003
5% 7/15/29	1,290	1,569
5% 7/15/32	830	988
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	2,565	2,916
Series 2018 A, 5% 11/15/23	1,075	1,213
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/21	290	309
5% 6/1/23	415	466
5% 6/1/28	885	1,042
5% 6/1/29	970	1,139
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	3,310	3,530
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	1,205	1,289
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	2,070	2,195
4% 7/15/35	2,135	2,249
4% 7/15/37	4,140	4,313
5% 7/15/25	330	385
5% 7/15/26	1,035	1,227
5% 7/15/27	1,745	2,092
5% 7/15/28	1,285	1,544
5% 7/15/29	1,385	1,656
5% 7/15/30	1,815	2,153
5% 7/15/31	1,240	1,460
5% 7/15/32	1,305	1,529
5% 7/15/34	1,405	1,635
5% 7/15/36	4,150	4,796
5% 7/15/38	4,990	5,684
5% 7/15/43	5,795	6,549
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	2,140	2,447
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	4,145	4,069
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	830	974
5% 7/1/27	830	976
5% 7/1/28	830	972
5% 7/1/34	3,045	3,473
5% 7/1/36	1,655	1,878
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	1,655	1,829
Series 2012 A, 5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	3,400	3,747
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/21	1,095	1,157
5% 10/1/22	1,140	1,229
5% 10/1/23	325	357
5% 10/1/24	965	1,075
5% 10/1/25	865	963
5% 10/1/27	415	459
Series 2016 A:
5% 10/1/28	1,255	1,415
5% 10/1/29	2,150	2,409
5% 10/1/31	3,790	4,195
5% 10/1/36	6,790	7,403
5% 10/1/40	3,320	3,587
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St Lukes Hosp. & Health Ntw Proj.) Series 2016 A, 5% 8/15/36	615	699
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	10,545	10,803
Series 2016 A, 5% 8/15/46	24,835	27,803
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	2,880	3,272
Series 2017:
5% 5/1/35	1,025	1,189
5% 5/1/37	1,295	1,490
5% 5/1/41	5,860	6,663
Series 2016:
5% 5/1/28	415	487
5% 5/1/32	1,040	1,194
5% 5/1/33	1,405	1,608
Series 2018 A, 5% 2/15/48	1,575	1,863
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	830	980
5% 7/1/26	830	998
5% 7/1/27	660	806
Series 2017 B:
5% 7/1/22 (d)	1,820	1,992
5% 7/1/22	240	265
5% 7/1/23 (d)	1,240	1,389
5% 7/1/23	415	470
5% 7/1/25 (d)	2,900	3,377
5% 7/1/26 (d)	2,485	2,939
5% 7/1/27 (d)	2,070	2,483
5% 7/1/28 (d)	2,485	2,966
5% 7/1/29 (d)	1,865	2,212
5% 7/1/32 (d)	2,485	2,898
5% 7/1/33 (d)	1,865	2,168
5% 7/1/34 (d)	3,310	3,835
5% 7/1/37 (d)	3,725	4,274
5% 7/1/42 (d)	11,175	12,680
5% 7/1/47 (d)	15,730	17,766
Philadelphia Gas Works Rev. Series 9, 5.25% 8/1/40	2,305	2,400
Philadelphia School District:
Series 2016 D:
5% 9/1/25	7,275	8,426
5% 9/1/26	7,600	8,921
5% 9/1/27	8,020	9,389
5% 9/1/28	6,705	7,826
Series 2016 F:
5% 9/1/28	11,600	13,539
5% 9/1/29	7,540	8,767
Series 2018 A:
5% 9/1/36	1,575	1,808
5% 9/1/37	910	1,038
5% 9/1/38	1,450	1,648
Series 2018 B, 5% 9/1/43	2,115	2,376
Series F:
5% 9/1/30	5,625	6,494
5% 9/1/30 (Pre-Refunded to 9/1/26 @ 100)	20	24
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A:
5% 10/1/35	4,190	4,984
5% 10/1/36	6,210	7,357
5% 10/1/48	6,000	6,953
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,055	1,211
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	4,605	5,188
5% 8/1/48	5,335	5,987

TOTAL PENNSYLVANIA		331,592

Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	655	730
5% 9/1/36	5,810	6,383
Series 2016, 5% 5/15/39	5,215	5,772
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 3.5% 12/1/34 (d)	3,040	3,141

TOTAL RHODE ISLAND		16,026

South Carolina - 3.6%
Charleston County Arpt. District Series 2019, 5% 7/1/43	2,085	2,476
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	2,275	2,649
5% 12/1/26	1,160	1,345
5% 12/1/28	4,690	5,418
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	2,400	2,680
Series 2013, 5% 11/1/27 (Pre-Refunded to 11/1/22 @ 100)	7,535	8,415
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (d)	4,315	4,779
Series 2015, 5.25% 7/1/55 (d)	5,280	5,850
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	33,515	36,753
Series 2014 A:
5% 12/1/49	11,210	12,174
5.5% 12/1/54	12,985	14,363
Series 2014 C, 5% 12/1/46	3,895	4,265
Series 2015 A, 5% 12/1/50	5,180	5,695
Series 2015 C, 5% 12/1/22	6,985	7,715
Series 2015 E, 5.25% 12/1/55	6,195	6,908
Series 2016 A:
5% 12/1/29	2,485	2,883
5% 12/1/38	250	282
Series 2016 B:
5% 12/1/31	910	1,054
5% 12/1/41	12,515	14,117
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	15,510	15,839
4% 4/15/48	10,815	10,985
5% 4/15/48	10,595	11,832

TOTAL SOUTH CAROLINA		178,477

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	540	636
Series 2017:
5% 7/1/26	250	300
5% 7/1/28	250	301
5% 7/1/29	470	563

TOTAL SOUTH DAKOTA		1,800

Tennessee - 0.2%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	815	912
5% 7/1/24	1,225	1,372
5% 7/1/25	1,225	1,369
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (d)	4,820	5,067
5.75% 7/1/24 (d)	3,310	3,476

TOTAL TENNESSEE		12,196

Texas - 8.8%
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	105	105
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	2,565	2,682
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (d)	830	959
5% 11/15/27 (d)	1,035	1,192
5% 11/15/28 (d)	1,240	1,423
5% 11/15/39 (d)	9,440	10,513
5% 11/15/44 (d)	23,065	25,623
Series 2017 B:
5% 11/15/28 (d)	830	978
5% 11/15/30 (d)	1,275	1,489
5% 11/15/32 (d)	1,005	1,157
5% 11/15/35 (d)	1,035	1,181
5% 11/15/37 (d)	1,165	1,320
5% 11/15/41 (d)	4,725	5,307
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,400	2,276
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	1,075	1,242
5% 1/1/30	1,365	1,567
5% 1/1/31	395	451
5% 1/1/32	830	944
5% 1/1/45	5,795	6,407
Series 2016:
5% 1/1/40	830	930
5% 1/1/46	565	628
Coppell Independent School District 0% 8/15/20	1,655	1,618
Corpus Christi Util. Sys. Rev. 5% 7/15/24	1,865	2,049
Cypress-Fairbanks Independent School District Series 2014 C, 5% 2/15/44	2,365	2,632
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	2,150	2,511
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 D, 5% 11/1/42 (d)	2,295	2,446
Series 2012 H, 5% 11/1/42 (d)	3,095	3,298
Dallas Gen. Oblig. Series 2017:
5% 2/15/29	5,445	6,548
5% 2/15/30	1,350	1,611
Dallas Independent School District Series 2016 A, 4% 2/15/29	1,190	1,313
DeSoto Independent School District 0% 8/15/20	2,760	2,696
Grand Parkway Trans. Corp.:
Series 2013 B:
5% 4/1/53	1,250	1,353
5.25% 10/1/51	49,755	55,258
5.5% 4/1/53	5,330	5,927
Series 2018 A:
5% 10/1/38	2,655	3,156
5% 10/1/43	830	977
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	4,510	4,913
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	1,115	1,305
Harris County Gen. Oblig. Series 2002:
0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	830	750
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,485	2,187
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,335
Houston Arpt. Sys. Rev.:
Series 2011 A:
5% 7/1/23 (d)	2,485	2,665
5% 7/1/24 (d)	1,035	1,108
5% 7/1/25 (d)	1,240	1,325
Series 2012 A:
5% 7/1/21 (d)	3,135	3,352
5% 7/1/23 (d)	495	545
Series 2018 A, 5% 7/1/41 (d)	1,000	1,154
Series 2018 C:
5% 7/1/29 (d)	1,655	2,015
5% 7/1/30 (d)	1,765	2,128
5% 7/1/31 (d)	1,240	1,484
5% 7/1/32 (d)	1,450	1,726
Houston Gen. Oblig. Series 2017 A:
5% 3/1/29	3,150	3,803
5% 3/1/30	4,140	4,970
5% 3/1/31	3,835	4,571
5% 3/1/32	1,635	1,940
Houston Independent School District Series 2017, 5% 2/15/35	2,815	3,329
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	2,490	2,853
Series 2018 D, 5% 11/15/43	2,445	2,893
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	390	454
5% 10/15/30	1,570	1,805
5% 10/15/32	830	941
5% 10/15/36	545	609
5% 10/15/37	930	1,035
5% 10/15/38	1,325	1,471
5% 10/15/44	1,310	1,441
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (d)	830	975
5% 11/1/27 (d)	1,780	2,081
5% 11/1/28 (d)	2,755	3,205
5% 11/1/29 (d)	1,655	1,917
5% 11/1/32 (d)	3,055	3,500
Series 2017:
5% 11/1/22 (d)	620	685
5% 11/1/23 (d)	910	1,028
5% 11/1/24 (d)	830	956
5% 11/1/25 (d)	830	973
5% 11/1/26 (d)	830	989
5% 11/1/27 (d)	830	984
5% 11/1/28 (d)	1,450	1,710
5% 11/1/29 (d)	1,035	1,213
5% 11/1/30 (d)	830	966
5% 11/1/31 (d)	1,840	2,131
5% 11/1/32 (d)	2,135	2,465
5% 11/1/33 (d)	830	955
5% 11/1/34 (d)	830	953
5% 11/1/36 (d)	830	947
Lower Colorado River Auth. Rev. Series 2015 D:
5% 5/15/28	1,820	2,115
5% 5/15/30	4,140	4,774
Midway Independent School District Series 2000, 0% 8/15/19	2,980	2,962
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	625	764
5% 8/15/29	1,655	2,005
5% 8/15/47	1,890	2,167
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	595	690
5% 4/1/30	2,825	3,221
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A, 5% 1/1/35	1,820	2,133
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	830	966
5% 1/1/33	975	1,150
5% 1/1/34	1,240	1,458
5% 1/1/34	2,485	3,150
5% 1/1/36	4,965	5,802
5% 1/1/37	6,625	7,715
5% 1/1/38	2,690	2,941
(Sub Lien Proj.) Series 2017 B:
5% 1/1/26	740	820
5% 1/1/30	350	408
5% 1/1/31	495	574
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	6,870	8,316
Series 2009, 6.25% 1/1/39	1,860	1,866
Series 2014 A, 5% 1/1/25	4,965	5,679
Series 2015 A, 5% 1/1/32	2,775	3,143
Series 2015 B, 5% 1/1/40	8,280	9,026
Series 2016 A, 5% 1/1/36	1,035	1,187
San Antonio Arpt. Sys. Rev.:
Series 2007 (AMT), 5.25% 7/1/20 (FSA Insured) (d)	2,660	2,668
Series 2007 (AMT-SUB LIEN), 5.25% 7/1/20 (FSA Insured) (d)	2,295	2,302
San Antonio Gen. Oblig. Series 2018, 5% 8/1/37	1,805	2,171
San Antonio Independent School District Series 2016, 5% 8/15/31	3,590	4,276
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	375	458
5% 10/1/30	580	703
5% 10/1/31	520	626
5% 10/1/39	1,030	1,206
5% 10/1/40	830	970
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,480	1,500
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	1,965	1,992
5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,020	1,034
(Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43	3,310	3,628
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
4% 2/15/35	4,140	4,402
5% 2/15/25	710	833
Texas Gen. Oblig. Series 2017 B, 5% 10/1/36	3,190	3,807
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 6.75% 6/30/43 (d)	12,420	14,399
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/29	3,530	4,264
5% 3/15/31	2,690	3,201
Travis County Gen. Oblig. Series 2019 A:
5% 3/1/34	11,075	13,587
5% 3/1/36	3,330	4,053
5% 3/1/38	1,850	2,235
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/32	5,115	5,972
5% 2/15/33	3,310	3,854
5% 2/15/34	4,140	4,806
5% 2/15/35	4,140	4,794
5% 2/15/36	2,485	2,870
Univ. of North Texas Univ. Rev.:
Series 2017 A, 5% 4/15/32	1,740	2,061
Series 2018 A, 5% 4/15/44	830	967
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	1,685	2,027
Weatherford Independent School District 0% 2/15/33	5,785	3,874

TOTAL TEXAS		433,079

Utah - 1.9%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/22 (d)	1,655	1,819
5% 7/1/24 (d)	1,450	1,665
5% 7/1/25 (d)	1,655	1,936
5% 7/1/27 (d)	3,500	4,225
5% 7/1/29 (d)	3,090	3,686
5% 7/1/30 (d)	2,275	2,694
5% 7/1/31 (d)	4,345	5,114
5% 7/1/32 (d)	4,760	5,578
5% 7/1/33 (d)	3,310	3,866
5% 7/1/34 (d)	7,830	9,117
5% 7/1/35 (d)	3,310	3,842
5% 7/1/36 (d)	4,470	5,171
5% 7/1/37 (d)	3,520	4,058
5% 7/1/42 (d)	20,290	23,134
Series 2018 A:
5% 7/1/31 (d)	2,000	2,392
5% 7/1/32 (d)	4,310	5,130
5% 7/1/33 (d)	1,420	1,684
5.25% 7/1/48 (d)	5,655	6,618
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/22	2,635	2,914

TOTAL UTAH		94,643

Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	3,810	4,155
5% 10/15/46	4,720	5,136

TOTAL VERMONT		9,291

Virginia - 0.6%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	3,860	4,378
5% 6/15/30	1,035	1,165
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	525	538
Series 2016:
4% 6/15/37	595	615
5% 6/15/27	1,240	1,451
5% 6/15/30	540	625
5% 6/15/33	350	398
5% 6/15/34	665	755
5% 6/15/35	1,820	2,057
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A:
5% 1/1/35	830	952
5% 1/1/40	1,865	2,126
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	725	881
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (d)	4,965	5,267
5% 1/1/40 (d)	995	1,050
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	2,070	2,398
5% 1/1/34	1,240	1,414
5% 1/1/35	1,240	1,412
5% 1/1/44	830	924

TOTAL VIRGINIA		28,406

Washington - 1.5%
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,661
Port of Seattle Rev. Series 2016 B:
5% 10/1/28 (d)	2,900	3,397
5% 10/1/30 (d)	1,655	1,920
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (d)	1,110	1,185
5% 6/1/22 (d)	830	909
5% 6/1/24 (d)	1,290	1,436
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	4,635	5,188
5% 12/1/27	3,415	3,813
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	2,790	3,213
5% 2/1/34	3,450	3,964
Series R-2017 A, 5% 8/1/30	1,685	2,018
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	6,625	6,648
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	675	786
5% 7/1/27	1,285	1,539
5% 7/1/28	1,570	1,897
5% 7/1/29	615	740
5% 7/1/30	735	876
5% 7/1/31	870	1,026
5% 7/1/32	1,655	1,939
5% 7/1/33	2,345	2,731
5% 7/1/34	540	626
5% 7/1/42	4,685	5,292
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/25	4,245	4,686
Series 2015:
5% 1/1/25	1,655	1,911
5% 1/1/27	1,910	2,220
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/27	1,770	2,047
5% 10/1/28	1,825	2,099
5% 10/1/35	1,880	2,101
5% 10/1/36	2,845	3,169
5% 10/1/40	2,795	3,073
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (c)	100	101
5% 7/1/33 (c)	125	133
5% 7/1/38 (c)	100	105
5% 7/1/48 (c)	400	416

TOTAL WASHINGTON		74,865

West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(d)	2,575	2,565
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	1,355	1,599
5% 1/1/32	1,120	1,313
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	6,290	7,082

TOTAL WEST VIRGINIA		12,559

Wisconsin - 1.6%
Pub. Fin. Auth. Rev. (Denver Great Hall LLC. Proj.) Series 2017:
5% 9/30/37 (d)	2,070	2,334
5% 9/30/49 (d)	15,085	16,704
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/21 (c)	250	261
5% 5/15/25 (c)	920	998
5% 5/15/28 (c)	1,095	1,187
5.25% 5/15/37 (c)	335	357
5.25% 5/15/42 (c)	415	439
5.25% 5/15/47 (c)	410	432
5.25% 5/15/52 (c)	775	813
Series 2017 B-1 3.95% 11/15/24 (c)	350	352
Series 2017 B-2, 3.5% 11/15/23 (c)	445	445
Series 2017 B-3, 3% 11/15/22 (c)	395	395
Pub. Fin. Auth. Wis Edl. Facilities Series 2016:
5% 1/1/37	5,325	5,630
5% 1/1/42	4,275	4,475
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (c)	735	780
5% 10/1/48 (c)	880	930
5% 10/1/53 (c)	1,500	1,580
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	4,140	4,764
Series 2010:
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	970	1,020
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,645	1,730
Series 2014:
4% 5/1/33	2,920	3,005
5% 5/1/22	660	713
Series 2016 A:
5% 2/15/28	1,965	2,288
5% 2/15/29	2,550	2,953
5% 2/15/30	2,805	3,226
Series 2016:
4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	1,000	1,127
5% 2/15/29 (Pre-Refunded to 8/15/25 @ 100)	360	427
Series 2017 A:
5% 9/1/31	830	936
5% 9/1/33	1,425	1,592
5% 9/1/35	1,575	1,742
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	2,380	2,495
Series 2013 B:
5% 7/1/27 (Pre-Refunded to 7/1/23 @ 100)	1,000	1,136
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	4,905	5,572
Series 2012:
4% 10/1/23	2,070	2,223
5% 6/1/27	1,840	1,984

TOTAL WISCONSIN		77,045

Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	8,525	8,620
TOTAL MUNICIPAL BONDS
(Cost $4,641,477)		4,839,328
	Shares	Value (000s)

Money Market Funds - 1.7%
Fidelity Municipal Cash Central Fund, 1.50% (g)(h)
(Cost $84,737)	84,717,898	84,746
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $4,726,214)		4,924,074
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(14,723)
NET ASSETS - 100%		$4,909,351

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,161,000 or 0.8% of net assets.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$296
Total	$296

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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